REVENUE FROM CONTRACTS WITH CUSTOMERS - Customer Liabilities and Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables	$ 183.9	$ 211.0	$ 259.5
Customer contract assets	2.4	2.5	3.0
Customer contract liabilities	(7.5)	(3.4)	(0.9)
Total	$ 178.8	$ 210.1	$ 261.6